Organization and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended													9 Months Ended		12 Months Ended
	Oct. 17, 2017 USD ($) $ / shares shares	Oct. 09, 2017 shares	Mar. 31, 2015 $ / shares shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Organization And Basis Of Presentation [Line Items]
Operating losses and accumulated deficit					$ (404,580)				$ (321,133)								$ (466,207)		$ (404,580)	$ (321,133)
Net loss					(14,822)	$ (29,815)	$ (18,326)	$ (20,485)	$ (12,093)	$ (19,585)	$ (19,533)	$ (21,208)	$ (18,465)	$ (19,901)	$ (19,197)	$ (21,961)	(61,627)	$ (68,624)	(83,447)	(72,418)	$ (79,524)
Cash used from operations																	(54,495)	$ (47,591)	(61,173)	$ (58,764)	$ (61,378)
Cash and cash equivalents and short-term investments including restricted cash-long-term					$ 53,500												22,500		$ 53,500
Restricted cash																	$ 10,000
Number of authorized shares of common stock remains | shares					100,000,000				100,000,000								100,000,000		100,000,000	100,000,000
Shares offered for public offering | shares			603,750
Secondary Public Offering [Member]
Organization And Basis Of Presentation [Line Items]
Shares offered for public offering | shares				1,850,000								603,750
Shares offering price per share | $ / shares			$ 115.00	$ 12.50								$ 115.00
Subsequent Event [Member]
Organization And Basis Of Presentation [Line Items]
Reverse stock split of company's issued and outstanding shares of common stock description		1-for-10 reverse stock split
Reverse stock split, conversion ratio		0.1
Number of authorized shares of common stock remains | shares		100,000,000
Subsequent Event [Member] | Secondary Public Offering [Member]
Organization And Basis Of Presentation [Line Items]
Proceeds from issuance of common stock, gross	$ 16,200
Shares offered for public offering | shares	4,630,000
Shares offering price per share | $ / shares	$ 3.50
Expected gross proceeds upon exercise of warrants	$ 16,200
Subsequent Event [Member] | Series A warrants [Member] | Secondary Public Offering [Member]
Organization And Basis Of Presentation [Line Items]
Warrants issue to purchase common stock | shares	4,630,000
Warrants exercise price | $ / shares	$ 3.50
Public offering period	5 years
Subsequent Event [Member] | Series B warrants [Member] | Secondary Public Offering [Member]
Organization And Basis Of Presentation [Line Items]
Warrants issue to purchase common stock | shares	4,630,000
Warrants exercise price | $ / shares	$ 3.50
Public offering period	6 months
Term Loan Agreement [Member]
Organization And Basis Of Presentation [Line Items]
Restricted cash																	$ 10,000